Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Sep. 20, 2013
Document Information [Line Items]
Entity Registrant Name	Kentucky First Federal Bancorp
Entity Central Index Key	0001297341
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	KFFB
Entity Common Stock, Shares Outstanding		8,529,178
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 27